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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 1999

                 Check here if Amendment / /; Amendment Number:
            This Amendment (Check only one.): / / is a restatement.
                         / / adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                 Name: Reliance Financial Services Corporation
                          Address: 55 East 52nd Street
                               New York, NY 10055
                         Form 13F File Number: 28-161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert M. Steinberg
Title:  President and Chief Operating Officer
Phone:  212-909-1100

Signature, Place, and Date of Signing:                 /s/ Robert M. Steinberg
-------------------------------------                  -----------------------
                                                       New York, New York
                                                       November 11, 1999

      NOTE: While the instructions for Column 6 of the Information Table indicate the answer must be "DEFINED" due to a parent-subsidiary relationship, each entity is responsible for its own investment policy and exercises independent management discretion.

Report Type (Check only one.):

/X/   13F HOLDINGS REPORT.

/ /   13F NOTICE.

/ /   13F COMBINATION REPORT.

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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:             25

Form 13F Information Table Value Total (Thousands): $1,034,132

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


            Form 13F
   No.      File Number                          Name
  -----     ----------------                --------------
   1.       28-160                     Reliance Insurance Company

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                           Form 13F INFORMATION TABLE

Report for the Calendar Quarter Ended September 30, 1999


COLUMN 1                      COLUMN 2           COLUMN 3     COLUMN 4              COLUMN 5          COLUMN 6    COLUMN 7
----------------------------- ----------------   ---------    --------      -----------------------   ---------   --------

                                                                VALUE        SHARES/     SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER                TITLE OF CLASS       CUSIP      (x$1000)       PRN AMT     PRN   CALL   DSCRETION   MANAGERS
----------------------------- ----------------   ---------    --------      --------     ---   ----   ---------   --------
ARMCO INC                     PFD CVA $3.625     042170407      20,085       390,000      SH          DEFINED        1
CENTOCOR INC                  COM                152342101      35,173       600,600      SH          DEFINED        1
CENTOCOR INC                  COM                152342101         550         9,400      SH          DEFINED
CYPRESS SEMICONDUCTOR CORP    SUB NT CV 144A02   232806AB5      10,148     9,000,000     PRN          DEFINED        1
DEVON ENERGY CORP NEW         COM                25179M103       8,287       200,000      SH          DEFINED        1
EMONS TRANSN GRP INC          COM                291575108         766       371,321      SH          DEFINED        1
GENTA INC                     COM NEW            37245M207       2,312       999,603      SH          DEFINED        1
HEARTPORT INC                 SB NT CV 144A 04   421969AA4      14,342    31,870,000     PRN          DEFINED        1
HEARTPORT INC                 SB NT CV 7.25%04   421969AC0       5,605    12,455,000     PRN          DEFINED        1
INDIVIDUAL INV GROUP INC      COM                455907105       2,167       666,666      SH          DEFINED        1
LANDAMERICA FINL GROUP INC    COM                514936103      79,780     4,039,473      SH          DEFINED        1
MORGAN J P & CO INC           COM                616880100      65,145       570,200      SH          DEFINED        1
MORGAN J P & CO INC           COM                616880100         251         2,200      SH          DEFINED
NATIONAL SEMICONDUCTOR CORP   SB NT CV 6.5%02    637640AB9      16,878    17,200,000     PRN          DEFINED        1
OCCIDENTAL PETE CORP DEL      COM                674599105       1,209        52,272      SH          DEFINED
OCCIDENTAL PETE CORP DEL      COM                674599105     105,515     4,562,831      SH          DEFINED        1
RELIANCE GROUP HOLDINGS INC   COM                759464100      15,344     3,457,738      SH          DEFINED        1
RELIANCE GROUP HOLDINGS INC   COM                759464100         812       182,900      SH          DEFINED
SCHLUMBERGER LTD              COM                806857108       5,963        95,700      SH          DEFINED        1
SCHLUMBERGER LTD              COM                806857108         312         5,000      SH          DEFINED
SEMPRA ENERGY                 COM                816851109      39,117     1,879,500      SH          DEFINED        1
STREAMLINE COM INC            COM                863239109      21,024     2,597,615      SH          DEFINED        1
SUNBEAM CORP                  SRSDCV ZR0144A18   867071AA0      36,699   219,100,000     PRN          DEFINED        1
SYMBOL TECHNOLOGIES INC       COM                871508107     406,119    12,077,888      SH          DEFINED        1
ZENITH NATL INS CORP          COM                989390109     140,529     6,574,445      SH          DEFINED        1


COLUMN 1                               COLUMN 8
-----------------------------  --------------------------
                                    VOTING AUTHORITY[A
NAME OF ISSUER                   SOLE    SHARED    NONE
-----------------------------  -------- -------- --------
ARMCO INC                         X
CENTOCOR INC                      X
CENTOCOR INC                      X
CYPRESS SEMICONDUCTOR CORP        X
DEVON ENERGY CORP NEW             X
EMONS TRANSN GRP INC              X
GENTA INC                         X
HEARTPORT INC                     X
HEARTPORT INC                     X
INDIVIDUAL INV GROUP INC          X
LANDAMERICA FINL GROUP INC        X
MORGAN J P & CO INC               X
MORGAN J P & CO INC               X
NATIONAL SEMICONDUCTOR CORP       X
OCCIDENTAL PETE CORP DEL          X
OCCIDENTAL PETE CORP DEL          X
RELIANCE GROUP HOLDINGS INC       X
RELIANCE GROUP HOLDINGS INC       X
SCHLUMBERGER LTD                  X
SCHLUMBERGER LTD                  X
SEMPRA ENERGY                     X
STREAMLINE COM INC                X
SUNBEAM CORP                      X
SYMBOL TECHNOLOGIES INC           X
ZENITH NATL INS CORP              X
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